Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 20, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FEG Absolute Access TEI Fund LLC (the “Fund”)/Preliminary Proxy Materials (1940 Act Registration No. 811-22527)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Company's Preliminary Proxy Statement, Notice of Special Meeting and Form of Proxy (collectively, the "Proxy Materials"). These Proxy Materials are being filed in connection with a Special Meeting of Members of the Fund being held to approve a new limited liability company operating agreement, and to transact such other business as may properly come before the meeting or any adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3328.

Sincerely,

/s/ Andrew E. Seaberg
Andrew E. Seaberg